Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 4,186	€ 4,419
Property, plant and equipment	104,041	110,634
Investment in associates	20,564	5,686
Other receivables	2,186	2,127
Total non-current assets	130,977	122,866
Current assets
Inventories	251,199	208,931
Trade receivables	49,163	35,874
Income tax receivables	1,841	802
Other receivables	29,679	19,097
Prepayments	36,743	38,578
Marketable securities	0	7,275
Cash and cash equivalents	258,696	392,164
Total current assets	627,321	702,721
Total assets	758,298	825,587
Equity
Share capital	7,819	7,749
Distributable equity	(328,952)	(153,446)
Total equity	(321,133)	(145,697)
Non-current liabilities
Borrowings	219,052	222,996
Contract liabilities	5,000	5,949
Deferred tax liabilities	7,644	5,830
Total non-current liabilities	231,696	234,775
Convertible notes, matures in April 2028
Borrowings	432,190	407,095
Derivative liabilities	159,059	143,296
Convertible notes current	591,249	550,391
Other current liabilities
Borrowings	21,397	14,174
Contract liabilities	1,293	1,184
Trade payables and accrued expenses	99,527	94,566
Other liabilities	26,411	41,176
Income tax payables	1,090	2,299
Provisions	106,768	32,719
Other current liabilities	256,486	186,118
Total current liabilities	847,735	736,509
Total liabilities	1,079,431	971,284
Total equity and liabilities	€ 758,298	€ 825,587